Equity (Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) $ in Millions		Dec. 31, 2024 USD ($) ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) ₪ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2022 USD ($) $ / shares
Equity [abstract]
Number of options exercisable (In Millions)	[1]	8	8	7	7	5	5
Weighted average exercise price | (per share)	[1]	₪ 30.36	$ 8.33	₪ 22.57	$ 6.22	₪ 15.67	$ 4.45

[1]	The share price as of December 31, 2022, is NIS 25.45 and $7.23.